PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of components of prepayments and other current assets

	2017	2018
	RMB	RMB
Rental and other deposits	3,116	2,766
Prepayments for rental and others	29,799	23,689
Employee advances	9,268	27,136
Payments made on behalf of customers, net of allowance	458,199	472,502
Prepaid insurance premium	1,035	1,158
Interest income receivable	51,374	74,231
Others	6,314	5,436
Total	559,105	606,918

Schedule of movement of allowance for payments made on behalf of customers

	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of year	856	459	3,047
Additions	843	9,656	—
Reversals	—	—	(1,094)
Write-offs	(1,240)	(7,068)	(562)
Balance at end of year	459	3,047	1,391